COMMITMENTS	12 Months Ended
Jun. 30, 2018
Commitments
COMMITMENTS
(a)	Exclusivity Fee

On March 7, 2018, the Company entered into a memorandum of understanding (the “MOU”) with a third party which granted the Company an exclusivity option on a transaction to acquire a majority stake in real estate and intellectual property assets owned by the third party. Under the terms of the MOU, the Company agreed to pay the third party up to USD $100,000 for such exclusivity until termination by either party. During the year ended June 30, 2018, the Company paid $42,550 to the third party and expensed $42,550 as an exclusivity fee (June 30, 2017 – $nil; June 30, 2016 – $nil).

(b)	Employment Agreements

The Company is party to certain employments agreements with key executives of the Company that contain clauses requiring additional payments of up to two times the annual entitlements under these agreements upon occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.